Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Disclosure of income tax [Abstract]
Israeli corporate income tax	23.00%	2019.00%
Carry forward tax losses, total	$ 43,000		$ 39,000